CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 15,979	$ 7,722
Accounts receivable, net of allowance for credit losses of $345 and $527 thousand as of December 31, 2023 and December 31, 2022 respectively		20,009	15,622
Restricted deposit		661	0
Other current assets and prepaid expenses		6,397	6,047
Inventory	[1]	51,280	45,759
Total current assets		94,326	75,150
NON-CURRENT ASSETS:
Restricted deposit		302	304
Investment in affiliates		2,168	1,665
Funds in respect of employee rights upon retirement		664	780
Deferred income taxes		994	1,229
Property, plant and equipment, net		42,554	43,423
Operating lease right of use assets		2,746	2,477
Intangible assets, net		1,823	1,623
Total non-current assets		51,251	51,501
Total assets		145,577	126,651
CURRENT LIABILITIES:
Current maturities of long-term loans		2,200	1,876
Credit line from bank		12,138	6,101
Accounts payable		9,988	10,233
Accrued expenses and other		13,952	9,876
Operating lease liabilities		1,033	904
Total current liabilities		39,311	28,990
NON-CURRENT LIABILITIES:
Long-term loans		12,886	19,408
Liability in respect of employee rights upon retirement		1,000	1,148
Operating lease liabilities		1,697	1,535
Total non-current liabilities		15,583	22,091
COMMITMENTS AND CONTINGENCIES
Total liabilities		54,894	51,081
EQUITY:
Ordinary shares of NIS 0.9 par value: Authorized: 13,000,000 shares at December 31, 2023 and at December 31, 2022; Issued: 10,377,085 and 9,186,019 shares at December 31, 2023 and at December 31, 2022 respectively; Outstanding: 10,102,612 and 8,911,546 shares at December 31, 2023 and at December 31, 2022 respectively		3,140	2,842
Additional paid-in capital		76,335	66,245
Treasury shares, at cost, 274,473 shares at December 31, 2023 and 2022		(2,088)	(2,088)
Accumulated other comprehensive income (loss)		27	(26)
Retained earnings		13,269	8,597
Total shareholders' equity		90,683	75,570
Total liabilities and shareholders' equity		$ 145,577	$ 126,651

[1]	The total amount of Rotables included in the Company spare parts inventory for the years ended December 31, 2022 and 2021 were $8,193 and $8,623, respectively.